Acquisitions - Future Amortization Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Acquisitions
Intangible assets, net	$ 1,100	$ 1,966
Amortization expense	700	$ 1,500	$ 1,200
Future estimated amortization expenses
2017	616
2018	484
2019 and thereafter	0
Total expected amortization expense	$ 1,100